Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 4,405	$ 630	¥ 3,454		¥ 3,415
Impairment of intangible assets
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment for inventory	Impairment for inventory